CUFUND
                                     ======




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                          Short-Term Maturity Portfolio
                                     [BULLET]

                            Adjustable Rate Portfolio

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                                SEMI-ANNUAL REPORT

                                       TO

                                  SHAREHOLDERS

                                    11/30/99

THIS INFORMATION MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

                                  CUSOURCE, LLC

                               INVESTMENT ADVISER
------------------------------------------------------------------------------

                                     CUFUND
                        THE CREDIT UNION FAMILY OF FUNDS

To Our Shareholders:

CUFUND, the Credit Union Family of Funds, has been serving natural person credit union investment needs since its inception in June 1992. During this seven year period, the Short-Term Maturity Portfolio and the Adjustable Rate Portfolio have given credit unions an excellent investment option.

CUFUND remains unique among mutual funds as it is the only mutual fund to be advised by a company that is a wholly-owned subsidiary (CUSO) of a credit union. As a result, CUFUND is uniquely positioned to respond to the concerns and changes of natural person credit unions, as well as the continually changing regulatory environment. As the regulatory environment becomes more complex, we believe that the flexibility and investment expertise inherent to the portfolios of CUFUND will allow credit unions to continue to take advantage of all types of securities available to them in one easy package.

CUFUND has maintained a strong performance record since its inception. It has been our pleasure, the adviser, the administrator, and the distributor, to offer CUFUND. We thank all credit unions for their support of and participation in CUFUND.

Sincerely,

/s/signature omitted

President

STATEMENT OF NET ASSETS                                                CUFUND

November 30, 1999                                                  (Unaudited)

SHORT-TERM MATURITY PORTFOLIO
-------------------------------------------------------------------------------
                                        Par      Value
Description                            (000)     (000)
-------------------------------------------------------------------------------
U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS (83.7%)
   FHLMC Pool # 1520-G
     6.250%, 12/15/06                  $ 977     $  972
   FHLMC Pool # E62015
     6.000%, 07/01/09                    415        398
   FHLMC Pool # 1559
     VP CMO
     5.500%, 02/15/20                    500        489
   FHLMC Pool # L73564
     CMO
     5.000%, 03/01/01                    320        309
   FHLMC Pool # L73582
     CM
     5.000%, 04/01/01                     14         14
   FHLMC Pool # L73595
     CMO
     5.000%, 03/01/01                    232        223
   FHLMC Pool # L73633
     CMO
     5.000%, 04/01/01                    150        145
   FHLMC Series 1507,
     Class G
     5.500%, 10/15/19                  1,000        966
   FHLMC Series 1534,
     Class E
     6.000%, 12/15/17                    539        539
   FHLMC Series 1648,
     Class AB
     4.900%, 10/15/18                    628        624
   FHLMC Series 1665,
     Class G
     6.000%, 04/15/21                  1,000        983
   FHLMC Series 2131,
     Class CA
     6.000%, 03/15/18                  1,000        978
   FHLMC Series 1496,
     Class E CMO
     5.500%, 03/15/16                     26         27
   FHLMC Series 1512,
     Class EB CMO
     6.000%, 07/15/05                    629        629
   FHLMC Series 1556,
     Class E CMO
     5.600%, 10/15/08                    642        640
   FHLMC Series 1702,
     Class PL CMO
     5.000%, 10/15/16                    204        203
   FHLMC Series 1710,
     Class C CM
     6.100%, 02/15/24                    190        189
   FHLMC Series 1819,
     Class A CMO
     6.000%, 02/15/06                    602        602
-------------------------------------------------------------------------------
                                        Par      Value
Description                            (000)     (000)
-------------------------------------------------------------------------------
   FHLMC Series 1490,
     Class PE REMIC
     5.750%, 07/15/06                $  1216     $  216
   FHLMC Series 1496,
     Class G REMIC
     4.000%, 03/15/19                  1,120      1,080
   FHLMC Series 1640,
     Class F REMIC (A)
     5.838%, 10/15/07                    129        130
   FHLMC Series 1678,
     Class A REMIC
     5.500%, 10/15/07                    278        277
   FHLMC Series 1679,
     Class A REMIC
     5.250%, 09/15/06                     52        151
   FHLMC Series 1734,
     Class E REMIC
     6.000%, 10/15/06                  1,507      1,503
   FHLMC Series 2055,
     Class OA REMIC
     6.000%, 03/15/02                    888        884
   FNMA Pool # 50948
     6.000%, 11/01/03                    682        664
   FNMA Pool # 190634
     6.500%, 02/01/04                    544        537
   FNMA Pool # 263895
     6.000%, 12/01/03                    645        628
   FNMA Pool # 284306
     6.000%, 09/01/05                    617        600
   FNMA Pool # N96383
     6.000%, 04/01/03                    956        925
   FNMA Series 1993-93,
     Class D
     5.850%, 02/25/06                    432        431
   FNMA Series 1993-106,
     Class C
     6.200%, 02/25/11                    955        952
   FNMA Series 1995-19,
     Class A
     6.500%, 10/25/00                    788        786
   FNMA Series 1626,
     Class PN CMO
     5.800%, 01/15/06                    500        499
   FNMA Series 1627,
     Class 4 CMO
     6.000%, 05/15/22                     49         49
   FNMA Series 1992-150,
     Class FV CMO (A)
     5.562%, 05/25/21                    410        408
   FNMA Series 1993-110,
     Class E CMO
     6.000%, 04/25/19                     61         61
   FNMA Series 1993-138,
     Class E CMO
     5.750%, 12/25/16                    287        286

STATEMENT OF NET ASSETS                                                 CUFUND

November 30, 1999                                                   (Unaudited)

SHORT-TERM MATURITY PORTFOLIO
-------------------------------------------------------------------------------
                                        Par     Value
Description                            (000)    (000)
-------------------------------------------------------------------------------
   FNMA Series 1993-147,
     Class PE CMO
     5.000%, 08/25/23                 $  159     $  159
   FNMA Series 1993-201,
     Class G CMO
     3.500%, 05/25/19                    500        471
   FNMA Series 1993-204,
     Class PD CMO
     5.600%, 05/25/18                    395        394
   FNMA Series 1994-12,
     Class PE CMO
     5.750%, 04/25/07                    256        255
   FNMA Series 1997-53,
     Class PA CMO
     6.500%, 10/18/15                     14         14
   FMNA Series 1993-10,
     PE REMIC
     6.500%, 10/25/04                    198        198
   FNMA Series 1993-199,
     Class E REMIC
     5.850%, 05/25/19                    343        341
   FNMA Series 1993-212,
     Class C REMIC
     6.000%, 11/25/00                    281        280
   FNMA Series 1993-212,
     Class E REMIC
     5.300%, 11/25/00                    729        723
   FNMA Series 1994-27,
     Class PK REMIC
     6.500%, 06/25/00                    251        250
   FNMA Series 1994-72,
     Class E REMIC
     6.000%, 11/25/17                    363        362
   GNMA Series 1994-1,
     Class PC REMIC
     7.250%, 12/16/16                    111        111
                                               --------
Total U.S. Agency
     Mortgage-Backed Obligations
     (Cost $23,772)                              23,555
                                               --------
NON-AGENCY MORTGAGE-BACKED OBLIGATIONS (4.4%)
   Countrywide Mortgage Securities
     Series 1994-D,
     Class A1 REMIC (A)
     5.938%, 03/25/24                    123        121
   General Electric Capital
     Mortgage Series 1994-5,
     Class A4 CMO
     6.500%, 02/25/24                    388        387
------------------------------------------------------------------------------
                                   Par/Shares    Value
Description                          (000)       (000)
------------------------------------------------------------------------------
   General Electric Mortgage
     Services Series 1994-13,
     Class A1 REMIC
     6.500%, 04/25/24                $   237   $    237
   Prudential Home Mortgage
     Securities Series 1993-43,
     Class A1 REMIC
     5.400%, 10/25/23                     41         41
   Prudential Home Mortgage
     Securities Series 1993-54,
     Class A21 REMIC
     5.500%, 01/25/24                    251        250
   Residential Funding Mortgage
     Securities Series 1993-S40,
     Class A1 REMIC (A)
     5.838%, 11/25/23                    212        210
                                               --------
Total Non-Agency Mortgage-
     Backed Obligations
     (Cost $1,255)                                1,246
                                               --------
U.S. GOVERNMENT AGENCY OBLIGATIONS (3.6%)
   FNMA
     6.250%, 06/16/00                  1,000      1,001
                                               --------
Total U.S. Government Agency
     Obligations
     (Cost $1,001)                                1,001
                                               --------
U.S. TREASURY OBLIGATIONS (3.3%)
   U.S. Treasury Notes
     4.250%, 11/15/03                  1,000        936
                                               --------
Total U.S. Treasury Obligations
     (Cost $971)                                    936
                                               --------
CASH EQUIVALENTS (4.9%)
   SEI Daily Income Trust
     Treasury Fund                     1,387      1,387
                                               --------
Total Cash Equivalents
     (Cost $1,387)                                1,387
                                               --------
TOTAL INVESTMENTS (99.9%)
     (Cost $28,386)                              28,125
                                               --------
OTHER ASSETS AND LIABILITIES, NET (0.1%)             18
                                               --------
The accompanying notes are an integral part of these financial statements.

STATEMENT OF NET ASSETS                                                 CUFUND

November 30, 1999                                                   (Unaudited)

SHORT-TERM MATURITY PORTFOLIO (concluded)
-------------------------------------------------------------------------------
                                                 Value
Description                                      (000)
-------------------------------------------------------------------------------
NET ASSETS:
   Portfolio Shares -- (unlimited
     authorization -- no par value)
     based on 2,870,543 outstanding
     shares of beneficial interest              $29,101
   Distributions in excess of net
     investment income                              (35)
   Accumulated net realized loss
     on investments                                (662)
   Net unrealized depreciation of
     investments                                   (261)
                                               --------
Total Net Assets (100.0%)                       $28,143
                                               ========
 Net Asset Value and Redemption
     Price Per Share                              $9.80
                                               ========


CMO -- Collateralized Mortgage Obligation
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GNMA -- Government National Mortgage Association
REMIC -- Real Estate Mortgage Investment Conduit

(A) Adjustable Rate Features. Rate shown on the Statement of Net Assets is the rate in effect on November 30, 1999.

ADJUSTABLE RATE PORTFOLIO
------------------------------------------------------------------------------
                                        Par      Value
Description                            (000)     (000)
------------------------------------------------------------------------------
U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS (89.5%)
   FHLMC Pool # l80052
     6.000%, 01/01/01                 $  914     $  885
   FHLMC Pool # M80302
     6.000%, 12/01/00                  1,235      1,196
   FHLMC Pool # 1559
     Class VP CMO
     5.500%, 02/15/20                  1,000        978
   FHLMC Pool # 970003
     CMO (A)
     6.645%, 01/01/23                  1,801      1,831
   FHLMC Pool # 970021
     CMO (A)
     6.884%, 01/01/23                  2,370      2,393
   FHLMC Series 1472,
     Class F (A)
     5.888%, 05/15/06                  1,295      1,298
   FHLMC Series 1507,
     Class E
     5.750%, 01/15/18                  2,452      2,439
   FHLMC Series 1529,
     Class EB
     5.900%, 06/15/00                    518        517
   FHLMC Series 1587,
     Class F
     5.888%, 07/15/08                    613        615
   FHLMC Series 1648,
     Class AB
     4.900%, 10/15/18                  1,886      1,872
   FHLMC Series 1693,
     Class E
     5.750%, 02/15/06                    754        751
   FHLMC Series 1353,
     Class F CMO
     5.108%, 08/15/07                  1,346      1,315
   FHLMC Series 1471,
     Class H CMO
     5.838%, 03/15/08                    984        981
   FHLMC Series 1551,
     Class JA CMO
     5.988%, 07/15/08                    610        613
   FHLMC Series 1595,
     Class F CMO (A)
     5.788%, 10/15/13                    959        958
   FHLMC Series 1604,
     Class FH CMO
     5.462%, 11/15/08                  1,897      1,873
   FHLMC Series 1625,
     Class EA CMO
     5.750%, 03/15/07                  2,439      2,430
   FHLMC Series 1630,
     Class FC CMO
     5.938%, 10/15/22                  1,195      1,207

STATEMENT OF NET ASSETS                                                  CUFUND

November 30, 1999                                                    (Unaudited)

ADJUSTABLE RATE PORTFOLIO (continued)
-------------------------------------------------------------------------------
                                        Par      Value
Description                            (000)     (000)
-------------------------------------------------------------------------------
   FHLMC Series 1663,
     Class PE CMO
     5.850%, 09/15/19                 $  324     $  323
   FHLMC Series 1476,
     Class F REMIC (A)
     5.312%, 02/15/08                  2,383      2,309
   FHLMC Series 1500,
     Class E REMIC
     6.000%, 08/15/16                    198        198
   FHLMC Series 1506,
     Class PE REMIC
     5.650%, 07/15/05                    102        102
   FHLMC Series 1512,
     Class M REMIC (A)
     5.012%, 05/15/08                    332        324
   FHLMC Series 1541,
     Class KM REMIC (A)
     5.400%, 08/15/22                     86         82
   FHLMC Series 1546,
     Class FC REMIC (A)
     5.938%, 12/15/21                  3,896      3,910
   FHLMC Series 1598,
     Class E REMIC
     5.600%, 11/15/05                    390        389
   FHLMC Series 1611,
     Class G REMIC (A)
     5.938%, 05/15/21                  3,083      3,090
   FHLMC Series 1671,
     Class J REMIC (A)
     5.838%, 12/15/22                 11,287     11,290
   FHLMC Series 1695,
     Class AK REMIC (A)
     5.838%, 01/15/24                    211        212
   FHLMC Series 2055,
     Class OA REMIC
     6.000%, 03/15/02                  1,777      1,768
   FNMA Pool # 50759
     6.000%, 07/01/00                    925        895
   FNMA Pool # 50968
     6.000%, 01/01/04                  1,353      1,314
   FNMA Pool # 303768
     6.000%, 06/01/01                  1,015        982
   FNMA Pool # 165655
     CMO (A)
     6.805%, 05/01/22                    286        294
   FNMA Pool # 166291
     CMO (A)
     6.669%, 06/01/22                  1,345      1,380
   FNMA Pool # 354900
     CMO (A)
     7.141%, 08/01/26                    130        133
   FNMA Pool # 359751
     CMO (A)
     7.610%, 09/01/26                    409        419
-------------------------------------------------------------------------------
                                        Par      Value
Description                            (000)     (000)
-------------------------------------------------------------------------------
   FNMA Pool # 364612
     CMO (A)
     7.139%, 11/01/26                  $ 246     $  250
   FNMA Series 1993-96,
     Class PE
     5.600%, 11/25/16                    153        153
   FNMA Series 1993-106,
     Class C
     6.200%, 02/25/11                  3,821      3,808
   FNMA Series 1993-168,
     Class B
     6.000%, 08/25/00                    226        225
   FNMA Series 1993-170,
     Class E
     5.750%, 08/25/06                  1,210      1,203
   FNMA Series 1993-202,
     Class E
     5.750%, 12/25/16                  2,590      2,576
   FNMA Series 1993-229,
     Class PD
     5.600%, 07/25/06                    423        421
   FNMA Series 1994-75,
     Class E
     6.600%, 09/25/18                  3,364      3,361
   FNMA Series 1995-19,
     Class A
     6.500%, 10/25/00                    415        414
   FNMA Series 1997-70,
     Class FA (A)
     5.950%, 07/18/20                    631        631
   FNMA Series G93-25,
     Class JB
     6.500%, 02/25/01                    983        980
   FNMA Series 1993,
     Class 204 CMO
     5.500%, 10/25/02                    500        487
   FNMA Series 1993,
     Class C CMO
     6.500%, 09/25/08                  1,000        997
   FNMA Series 1993-168,
     Class FG CMO (A)
     5.662%, 09/25/23                    632        623
   FNMA Series 1993-194,
     Class F CMO
     5.994%, 06/25/08                    873        871
   FNMA Series 1993-201,
     Class G CMO
     3.500%, 05/25/19                  1,000        942
   FNMA Series 1992-28,
     Class F REMIC (A)
     6.094%, 05/25/07                    395        396
   FNMA Series 1992-150,
     Class FV REMIC (A)
     5.562%, 05/25/21                    820        816

STATEMENT OF NET ASSETS                                                CUFUND

November 30, 1999                                                  (Unaudited)

ADJUSTABLE RATE PORTFOLIO (continued)
-------------------------------------------------------------------------------
                                      Par       Value
Description                           (000)     (000)
-------------------------------------------------------------------------------
   FNMA Series 1993-14,
     Class G REMIC
     6.000%, 06/25/19                 $  572     $  568
   FNMA Series 1993-58,
     Class E REMIC
     5.500%, 07/25/18                     80         80
   FNMA Series 1993-72,
     Class F REMIC (A)
     5.462%, 05/25/08                  1,000        974
   FNMA Series 1993-95,
     Class PD REMIC
     6.000%, 12/25/06                    365        365
   FNMA Series 1993-115,
     Class E REMIC
     5.500%, 04/25/19                    298        297
   FNMA Series 1993-116,
     Class FA REMIC (A)
     5.062%, 07/25/22                  3,218      3,130
   FNMA Series 1993-127,
     Class EA REMIC
     5.650%, 10/25/16                    307        307
   FNMA Series 1993-138,
     Class E REMIC
     5.750%, 12/25/16                    603        601
   FNMA Series 1993-168,
     Class PE REMIC
     6.000%, 08/25/17                    855        852
   FNMA Series 1993-209,
     Class E REMIC
     5.750%, 07/25/05                    176        176
   FNMA Series 1993-209,
     Class FG REMIC (A)
     5.462%, 08/25/08                  2,095      2,063
   FNMA Series 1993-210,
     Class FB REMIC
     5.994%, 10/25/22                  2,020      2,025
   FNMA Series 1993-212,
     Class E REMIC
     5.300%, 11/25/00                  1,459      1,447
   FNMA Series 1993-221,
     Class F REMIC (A)
     5.412%, 03/25/08                  2,026      1,981
   FNMA Series 1994-42,
     Class FN REMIC (A)
     5.062%, 03/25/23                  2,868      2,749
   FNMA Series 1994-87,
     Class F REMIC (A)
     6.044%, 03/25/09                    917        913
   FNMA Series 1997-20,
     Class F REMIC (A)
     5.230%, 03/25/27                  6,813      6,749
   GNMA Series 99-24,
     Class FE (A)
     5.659%, 04/20/25                  5,000      4,970
-------------------------------------------------------------------------------
                                       Par      Value
Description                           (000)     (000)
-------------------------------------------------------------------------------
   GNMA Series 31,
     Class FC REMIC (A)
     6.025%, 08/25/23                 $1,182    $ 1,188
                                               --------
Total U.S. Agency Mortgage-
     Backed Obligations
     (Cost $104,823)                            104,155
                                               --------
NON-AGENCY MORTGAGE-BACKED OBLIGATIONS (7.4%)
   DLJ Mortgage Acceptance
     Series 1994-Q1,
     Class 1A1 REMIC (A)
     7.504%, 03/25/24                    619        616
   Fund America Investors II
     Series 1993-J,
     Class M REMIC (A)
     7.523%, 11/25/23                    454        452
   Merrill Lynch Mortgage
     Investments Series 1991-F,
     Class A2 REMIC (A)
     6.075%, 06/15/16                  1,099      1,114
   Merrill Lynch Mortgage
     Investments Series 1992-C,
     Class A2 REMIC (A)
     6.288%, 06/15/17                  1,686      1,685
   Norwest Asset Securities
     Series 1999-16,
     Class A5 (A)
     5.683%, 06/25/29                  2,000      1,980
   Resolution Trust Series 1992-3,
     Class A4 REMIC (A)
     5.988%, 09/25/30                    257        257
   Salomon Brothers Mortgage
     Securities VII Series 1992-2,
     Class A4 REMIC (A)
     6.844%, 06/25/22                    762        766
   Salomon Brothers Mortgage
     Securities VII Series 1992-4,
     Class A5 REMIC (A)
     6.980%, 09/25/22                    354        347
   Salomon Brothers Mortgage
     Securities VII Series 1992-6,
     Class A1 REMIC (A)
     6.935%, 11/25/22                    947        948
   Securitized Assets Sales
     Series 1993-8,
     Class A2 REMIC (A)
     7.012%, 12/26/23                    466        460
                                               --------
Total Non-Agency Mortgage-
     Backed Obligations
     (Cost $8,637)                                8,625
                                               --------

STATEMENT OF NET ASSETS                                                  CUFUND
November 30, 1999                                                    (Unaudited)

ADJUSTABLE RATE PORTFOLIO (concluded)
-------------------------------------------------------------------------------
                                       Par       Value
Description                           (000)      (000)
-------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS (0.9%)
   Federal Farm Credit Bank
     5.256%, 07/03/00 (A)             $1,000   $    998
                                               --------
Total U.S. Government Agency
     Obligations
     (Cost $1,000)                                  998
                                               --------
U.S. TREASURY OBLIGATIONS (1.6%)
   U.S. Treasury Notes
     4.250%, 11/15/03                  2,000      1,873
                                               --------
Total U.S. Treasury Obligations
     (Cost $1,942)                                1,873
                                               --------
CASH EQUIVALENT (0.7%)
   SEI Daily Income Trust
     Treasury Fund                       764        764
                                               --------
Total Cash Equivalent
     (Cost $764)                                    764
                                               --------
TOTAL INVESTMENTS (100.1%)
     (Cost $117,166)                            116,415
                                               --------
OTHER ASSETS AND LIABILITIES,
     NET (-0.1%)                                    (62)
                                               --------
NET ASSETS:
   Portfolio Shares -- (unlimited
     authorization -- no par value)
     based on 11,746,830 outstanding
     shares of beneficial interest              117,743
   Undistributed net investment income               37
   Accumulated net realized loss
     on investments                                (676)
   Net unrealized depreciation of
     investments                                   (751)
                                               --------
TOTAL NET ASSETS (100.0%)                      $116,353
                                               ========
 NET ASSET VALUE AND REDEMPTION
     PRICE PER SHARE                              $9.91
                                               ========

CMO -- Collateralized Mortgage Obligation
DLJ -- Donaldson, Lufkin, & Jenrette
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GNMA -- Government National Mortgage Association
REMIC -- Real Estate Mortgage Investment Conduit

(A) Adjustable Rate Features. Rate shown on the Statement of Net Assets is the rate in effect on November 30, 1999.
The accompanying notes are an integral part of these financial statements.

STATEMENT OF OPERATIONS                                                 CUFUND

For the period ended November 30, 1999                              (Unaudited)
                                                (IN THOUSANDS)
                                 ----------------------------------------------
                                  SHORT-TERM MATURITY   ADJUSTABLE RATE
                                       PORTFOLIO          PORTFOLIO
-------------------------------------------------------------------------------
Investment Income                      $ 792                $3,256
-------------------------------------------------------------------------------
Expenses:
   Investment Advisory Fees               45                   188
   Waiver of Investment Advisory Fees    (37)                 (143)
   Administrator Fees                     27                    99
   Custodian Fees                          2                     7
   Professional Fees                       8                    34
   Registration Fees                       1                     3
   Insurance Expenses                     --                     1
   Trustee Fees                            2                     8
   Printing Fees                           6                    26
   Transfer Agent Fees                    --                     2
   Other                                   1                     5
-------------------------------------------------------------------------------
       Total Expenses                     55                   230
-------------------------------------------------------------------------------
Net Investment Income                    737                 3,026
-------------------------------------------------------------------------------
   Net Unrealized Depreciation
     0f Investments                     (197)                 (542)
-------------------------------------------------------------------------------
Net Realized and Unrealized
  Loss on Investments                   (197)                 (542)
-------------------------------------------------------------------------------
Net Increase in Net Assets
  Resulting from Operations              540                 2,484
===============================================================================
Amounts designated as "--" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of these financial statements.

STATEMENT OF CHANGES IN NET ASSETS                                       CUFUND
                                                                    (Unaudited)

                                                                                  (IN THOUSANDS)
                                                                  ----------------------------------------------
                                                                   SHORT-TERM MATURITY        ADJUSTABLE RATE
                                                                         PORTFOLIO                PORTFOLIO
                                                                  ------------------------  ---------------------
                                                                   06/01/99    06/01/98     06/01/99   06/01/98
                                                                  TO 11/30/99 TO 05/31/99  TO 11/30/99 TO 05/31/99
-----------------------------------------------------------------------------------------------------------------------------------
Investment Activities:
   Net Investment Income                                           $  737    $ 1,522        $ 3,026  $   6,529
   Net Realized Gain/(Loss) on Investments                             --        158             --         (2)
   Net Unrealized Depreciation of Investments                        (197)       (78)          (542)      (659)
-----------------------------------------------------------------------------------------------------------------------------------
Net Increase in Net Assets Resulting from Operations                  540      1,602          2,484      5,868
-----------------------------------------------------------------------------------------------------------------------------------
Distributions to Shareholders:
   Net Investment Income                                             (753)    (1,534)        (2,957)    (6,511)
-----------------------------------------------------------------------------------------------------------------------------------
Capital Share Transactions:
   Shares Issued in Lieu of Cash Distributions                         30         76            276        575
   Cost of Shares Redeemed                                             --     (1,363)        (1,031)    (7,749)
-----------------------------------------------------------------------------------------------------------------------------------
Increase/(Decrease) in Net Assets from
   Capital Share Transactions                                          30     (1,287)          (755)    (7,174)
-----------------------------------------------------------------------------------------------------------------------------------
        Total Decrease in Net Assets                                 (183)    (1,219)        (1,228)    (7,817)
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets:
   Beginning of Period                                             28,326     29,545        117,581    125,398
-----------------------------------------------------------------------------------------------------------------------------------
   End of Period (1)                                              $28,143    $28,326       $116,353   $117,581
===================================================================================================================================
Capital Share Transactions:
   Shares Issued in Lieu of Cash Distributions                          3          8             28         58
   Shares Redeemed                                                     --       (137)          (104)      (774)
-----------------------------------------------------------------------------------------------------------------------------------
Net Capital Share Transactions                                          3       (129)           (76)      (716)
===================================================================================================================================

Amounts designated as "--" are either $0 or have been rounded to $0.

(1) Including undistributed net investment income (distributions in excess of net investment income) (000) of $(35) and $(19) for Short-Term Maturity Portfolio, $37 and $(32) for Adjustable Rate Portfolio at November 30, 1999 and May 31, 1999, respectively.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS                                                     CUFUND

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                                               RATIO   RATIO OF   RATIO OR   RATIO OF NET
                                NET                                              OF      NET      EXPENSES    INVESTMENT
             NET            REALIZED AND DIVIDENDS                        NET  EXPENSES INVEST-  TO AVERAGE    INCOME
            ASSET      NET   UNREALIZED  FROM NET  CAPITAL  ASSET        ASSETS  TO      MENT    NET ASSETS  TO AVERAGE
            VALUE    INVEST-   GAINS     INVEST-   GAINS   VALUE        END OF AVERAGE  INCOME     EXCLUD-   NET ASSETS   PORTFOLIO
          BEGINNING   MENT   (LOSSES)ON   MENT    DISTRI- END OF TOTAL  PERIOD   NET   TO AVERAGE    ING     (EXCLUDING    TURNOVER
          OF PERIOD  INCOME  INVESTMENTS INCOME   BUTIONS PERIOD RETURN  (000) ASSETS  NET ASSETS  WAIVERS)    WAIVERS)      RATE
         --------------------------------------------------------------------------------------------------------------------------
Short-Term Maturity Portfolio
For the six month period ended November 30: (Unaudited)
  1999*    $ 9.88    0.26     (0.08)     (0.26)    --   $ 9.80  1.87%+ $ 28,143  0.39%   5.21%      0.65%       4.95%        46%
For the years ended May 31:
  1999     $ 9.86    0.52      0.03      (0.53)    --   $ 9.88  5.67%  $ 28,326  0.39%   5.28%      0.61%       5.06%       130%
  1998       9.80    0.53      0.06      (0.53)    --     9.86  6.17     29,545  0.39    5.37       0.59        5.17         76
  1997       9.76    0.52      0.04      (0.52)    --     9.80  5.90     29,668  0.39    5.33       0.58        5.14         63
  1996       9.73    0.52      0.03      (0.52)    --     9.76  5.73     30,633  0.38    5.27       0.61        5.04         42
  1995       9.59    0.50      0.14      (0.50)    --     9.73  6.92     35,050  0.38    5.24       0.51        5.11         53

Adjustable Rate Portfolio
For the six month period ended November 30: (Unaudited)
  1999*    $ 9.94    0.26     (0.04)     (0.25)    --   $ 9.91  2.24%+ $116,353  0.39%   5.14%      0.63%       4.90%        15%
For the years ended May 31:
  1999     $10.00    0.54     (0.06)     (0.54)    --   $ 9.94  4.93%  $117,581  0.39%   5.44%      0.60%       5.23%        35%
  1998      10.01    0.56     (0.01)     (0.56)    --    10.00  5.63    125,398  0.39    5.58       0.59        5.38         31
  1997       9.96    0.57      0.05      (0.57)    --    10.01  6.36    148,960  0.39    5.66       0.56        5.49         17
  1996       9.94    0.59      0.02      (0.59)    --     9.96  6.29    153,760  0.39    5.92       0.53        5.78         23
  1995       9.96    0.53     (0.02)     (0.53)    --     9.94  5.25    162,147  0.38    5.34       0.51        5.21          4
-----------------------------------------------------------------------------------------------------------------------------------

Amounts designated as "--" are either $0 or have been rounded to $0. *Ratios for the period have been annualized.
+Returns are for the period indicated and have not been annualized.

The accompanying notes are an integral part of these financial statements.
                                                                  10

NOTES TO FINANCIAL STATEMENTS                                           CUFUND

November 30, 1999                                                    (Unaudited)

1. Organization:

CUFUND (the "Trust") was organized as a Massachusetts business trust under a Declaration of Trust dated November 22, 1991 and had no operations through June 14, 1992 other than those related to organizational matters and the sale of initial shares of beneficial interest to SEI Investments Mutual Funds Services (the "Administrator") on January 16, 1992.

The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified open-end investment company with two portfolios: the Short-Term Maturity Portfolio and the Adjustable Rate Portfolio (the "Portfolios"). The Trust's prospectus provides a description of each Portfolio's investment objectives, policies and strategies.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

     SECURITIES VALUATION--Pursuant to policies established by the Board of Trustees of the Trust, the Administrator values the securities of each Portfolio based upon valuations provided by brokers or an independent pricing service. The pricing services rely primarily on prices of actual market transactions as well as trader quotations. However, the service may also use a matrix system to determine valuations of fixed income securities, which considers such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuation. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost. Investment securities for which market prices are either (i) not readily available or not obtained, or (ii) deemed by the Adviser to be materially inaccurate, are valued at fair value as determined in good faith under procedures established by the Board of Trustees.

     SECURITY TRANSACTIONS AND RELATED INCOME--Security transactions are accounted for on the trade date of the security purchase or sale. Costs used in determining net realized capital gains and losses on the sale of securities are those of the specific securities sold, adjusted for the accretion and amortization of purchase discounts and premiums during the respective holding period. Gains and losses realized on sales of securities are determined on a first-in first-out (FIFO) basis. Interest income and expenses are recognized on the accrual basis. Purchase discounts and premiums are accreted and amortized over the life of each security and recorded as interest income using a method which approximates the effective interest method.

     DISTRIBUTIONS TO SHAREHOLDERS--Distributions of net investment income for each Portfolio are declared daily and paid monthly on the first business day. Any net realized capital gains will be distributed at least annually.

     FEDERAL INCOME TAXES--The Trust's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net capital gains to its shareholders. Accordingly, no provision for Federal income taxes is required in the financial statements.

     USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS--The preparation of financial statements, in conformity with generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

     OTHER--Expenses that are directly related to one of the Portfolios are charged directly to that Portfolio. Other operating expenses of the Trust are prorated to the Portfolios on the basis of relative net assets.

NOTES TO FINANCIAL STATEMENTS (concluded)                              CUFUND

November 30, 1999                                                  (Unaudited)

3. Administrative and Distribution Agreements:

The Trust and the Administrator are parties to an administrative agreement dated May 1, 1992, under which the Administrator provides services for a fee that is computed daily and payable monthly, at an annual rate which is the greater of
 .09% of the average daily net assets of the Trust up to $750 million, and .0725% of the average daily net assets of the Trust exceeding $750 million, or $214,000. Effective October 26, 1998, the minimum annual fee of $214,000 was increased to $250,000. Certain officers of the Trust are also officers of the Administrator and/or distributor. Such officers are paid no fees by the Trust for serving in their respective roles.

SEI Investments Distribution Co. (the "Distributor") acts as the distributor of the shares of the Trust. No compensation is paid to the Distributor for distribution services.

4. Investment Advisory and Custodian Agreements:

The Trust and CuSource, LLC (the "Adviser") are parties to an investment advisory agreement dated May 1, 1992, under which the Adviser receives an annual fee, which is calculated daily and paid monthly, at an annual rate of .32% of the average daily net assets of each Portfolio. The Adviser has voluntarily agreed to waive all or a portion of its fees and reimburse expenses in order to limit the total operating expenses of each Portfolio to not more than .39% of each Portfolio's average daily net assets. The Adviser reserves the right, in its sole discretion, to terminate this voluntary fee waiver at any time. At November 30, 1999, the Adviser is the record owner of 84.10% and 90.41% of the outstanding shares of the Short-Term Maturity and Adjustable Rate Portfolios, respectively.

The Trust and First Union National Bank, (the "Custodian") are parties to a custodial agreement dated May 1, 1992 under which the Custodian holds cash, securities and other assets of the Trust as required by the Investment Company Act of 1940. The Custodian plays no role in determining the investment policies of the Trust or which securities are to be purchased or sold in the Portfolios.

5. Investment Transactions:

For the period ended November 30, 1999, purchases and sales of investment securities and United States Government Obligations (other than short-term securities) were as follows (000):

                      U.S. GOVERNMENT                OTHER INVESTMENT
                       SECURITIES                       SECURITIES
              --------------------------       --------------------------
                 PURCHASES     SALES              PURCHASES     SALES
              -------------  -----------       -------------  -----------
Short-Term
   Maturity
   Portfolio       $6,126    $ 4,867                --       $  892
Adjustable
   Rate
   Portfolio       $6,308    $13,395                --       $6,079

The total cost of securities held for federal income tax purposes at November 30, 1999 for the Short-Term Maturity Portfolio and the Adjustable Rate Portfolio was not materially different from amounts reported for financial reporting purposes. The Short-Term Maturity Portfolio had net unrealized depreciation of $(261,270), which was composed of gross unrealized appreciation of $1,439 and gross unrealized depreciation of $(262,709) for tax purposes. The Adjustable Rate Portfolio had net unrealized depreciation of $(751,191), which was composed of gross unrealized appreciation of $143,000 and gross unrealized depreciation of $(894,191) for tax purposes.

6. Variable Rate Financial Instruments:

The Adjustable Rate Portfolio's investment policies include investing, under normal circumstances, at least 65% of its assets in adjustable rate mortgage securities or other adjustable rate securities that have interest rates that reset at periodic intervals. Such securities may experience less price volatility due to changes in market interest rates than other debt securities. These investments include securities subject to interest rate caps as well as certain securities that adjust based upon an index whose movements may not correlate directly with market movements. Both of these items may influence the pricing of the security.

                                      NOTES

                               INVESTMENT ADVISER
                                  CUSOURCE, LLC
                         7920 Belt Line Road, Suite 1100
                                Dallas, TX 75240

                                  ADMINISTRATOR
                      SEI Investments Mutual Funds Services
                            One Freedom Valley Drive
                                 Oaks, PA 19456

                                   DISTRIBUTOR
                        SEI Investments Distribution Co.
                            One Freedom Valley Drive
                                 Oaks, PA 19456

                                  LEGAL COUNSEL
                           Morgan, Lewis & Bockius LLP
                              2000 One Logan Square
                           Philadelphia, PA 19103-6993

                         INDEPENDENT PUBLIC ACCOUNTANTS
                               Arthur Andersen LLP
                               1601 Market Street
                           Philadelphia, PA 19103-2499

CUF-F-009-04